Summary of Significant Accounting Policies (Details Narrative) - Image P2P Trading Group Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Percentage of assets, liabilities and net income or loss of wholly-owned subsidiaries	100.00%		100.00%
Land use rights estimated useful life	50 years		50 years
Advertising expense	$ 10,490		$ 440
Research and development expense	$ 23,721		$ 31,366
Statutory reserves percentage	10.00%		10.00%
Maximum [Member]
Statutory reserves percentage	50.00%		50.00%